Shareholders’ Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of series A plan activities
	Series A Incentive Units Outstanding	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	8,500	$—

Granted	1,500	$1,566
Exercised	—	$—
Forfeited	(250)	$—
Expired	—	$—
Outstanding at June 30, 2021	9,750	$241

Nonvested at December 31, 2020	4,500	$—

Granted	1,500	$1,566
Forfeited	(250)	$—
Vested	—	$—
Nonvested at June 30, 2021	5,750	$409

	Series A Incentive Units Outstanding	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	9,000	$—
Granted	1,000	$—
Exercised	—	$—
Forfeited	(1,500)	$—
Expired	—	$—
Outstanding at December 31, 2020	8,500	$—
Nonvested at December 31, 2019	7,000	$—
Granted	1,000	$—
Vested	(2,000)	$—
Forfeited	(1,500)	$—
Nonvested at December 31, 2020	4,500	$—